Income Taxes-Schedule of Reconciliation Between the Provision for Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation Between the Provision for Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	$ 631,070	$ (589,890)
Income tax expense	32,031
HK [Member]
Schedule of Reconciliation Between the Provision for Income Taxes [Line Items]
Income (loss) from continuing operations before income taxes	631,070	(589,890)
Income tax at the Hong Kong statutory tax rate of 16.5%	104,126	(97,332)
Less: Two-tiered tax concession (first HK$2m at 8.25%)	(21,088)
Effect of different tax rates of subsidiaries operating in other jurisdictions	16,359	97,332
Current income tax expense	99,397
Reverse the income tax over-accrued in 2025	$ (67,366)